Financial instruments - risk management (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loss before tax	£ (8,488)	£ (6,106)	£ (23,470)
Total equity	3,162	10,452	6,718	£ 19,558
Foreign currency sensitivity analysis [member] | US Dollar
IfrsStatementLineItems [Line Items]
Loss before tax	25		12
Total equity	25		12
Foreign currency sensitivity analysis [member] | Euro
IfrsStatementLineItems [Line Items]
Loss before tax	(1)	2	(293)
Total equity	(1)	2	(293)
Foreign currency sensitivity analysis [member] | Other
IfrsStatementLineItems [Line Items]
Loss before tax			(4)
Total equity			£ (4)